Acquisition	6 Months Ended
Jun. 30, 2026
Acquisition [Abstract]
ACQUISITION
8.	ACQUISITION

On March 2, 2026, the Company completed the acquisition of entire equity interests of Wching SZ for RMB100,000 (US$14,530) in cash. The purchase price equal to the net tangible and no goodwill has been recorded.

As of March 2, 2026
US$

Cash and cash equivalents	265
Due from a related party	14,265
Total purchase consideration	14,530